Financial liabilities - Disclosure of Commercialization Date Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Base date
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	€ 48,442
P&L impact	0
Total impact	0
Base date | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	52,730
P&L impact	0
Total impact	0
1 year after
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	41,984
P&L impact	6,457
Total impact	6,457
1 year after | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	48,651
P&L impact	4,078
Total impact	€ 4,078